AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.6%
Long-Term Municipal Bonds – 94.8%
Virginia – 69.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$1,000	$968,307
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	4,000	3,876,750
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	588,101
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,032,907
City of Richmond VA Public Utility Revenue Series 2016 5.00%, 01/15/2030	4,000	4,156,640
5.00%, 01/15/2034	5,000	5,195,800
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025	1,000	1,019,645
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	2,957,871
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	655	641,767
Fairfax County Economic Development Authority Series 2016 4.00%, 04/01/2035	415	424,405
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,001,781
Series 2018-A 4.00%, 05/15/2048	1,500	1,459,148
Series 2022 4.00%, 05/15/2042	2,000	2,029,379
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040	2,570	2,645,400
4.00%, 04/01/2043	1,875	1,900,310
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030	3,000	3,069,397
5.00%, 06/15/2031	2,000	2,046,264
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	3,000	2,979,071

	Principal Amount (000)		U.S. $ Value

Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	$	3,550	$3,852,539
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035		4,000	4,356,628
Hampton Roads Transportation Accountability Commission (Pre-refunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026		5,000	5,226,177
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037		765	778,776
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047		1,000	1,031,627
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050		1,575	1,220,401
Series 2024-A 6.875%, 12/01/2058		500	543,894
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031		1,500	1,491,962
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047		1,750	1,775,182
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043		2,870	3,027,941
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)		960	919,988
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035		1,750	1,794,295
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036		1,000	1,031,126
4.00%, 07/01/2038		1,550	1,573,807
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033		1,125	1,168,944
5.00%, 09/01/2038		1,535	1,569,565
5.00%, 09/01/2043		1,000	1,008,951

	Principal Amount (000)		U.S. $ Value

Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	$	1,265	$1,004,321
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032		1,085	1,079,406
5.00%, 12/01/2039		1,000	1,018,902
Southampton County Industrial Development Authority (PRTI-Virginia One LLC) Series 2023 4.875%, 11/01/2053		2,000	2,001,095
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031		1,000	984,066
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		2,400	2,270,514
University of Virginia Series 2020 2.256%, 09/01/2050		1,000	609,393
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		185	171,354
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059		500	546,130
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,000	934,017
Series 2015-A 5.00%, 07/01/2030(a)		1,615	1,620,842
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036		3,125	3,103,953
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037		9,140	8,626,381
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046		2,000	2,056,566
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035		2,000	2,052,067
5.00%, 07/01/2036		4,160	4,257,069

	Principal Amount (000)		U.S. $ Value

Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	$	20	$20,024
Series 2016-C 4.00%, 11/01/2034		2,000	2,048,646
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035		4,580	4,990,845
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049		3,500	3,326,961
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)		1,000	931,086
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2039		5,000	4,861,829
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029		4,125	4,158,737
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052		3,350	3,371,145
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051		1,500	1,313,905
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052		4,000	4,003,934
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034		2,000	2,055,744
5.00%, 01/01/2035		1,500	1,542,272

			139,325,950

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		420	459,542

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		200	203,554

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	$705	$773,315

		976,869

District of Columbia – 15.1%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038	2,330	2,442,519
Series 2020-A 4.00%, 10/01/2035	2,000	2,046,238
Series 2021-A 5.00%, 10/01/2036	2,250	2,470,827
5.00%, 10/01/2046	5,000	5,280,400
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2010-B 6.50%, 10/01/2044	4,300	4,766,666
Series 2019 5.00%, 10/01/2034	1,500	1,618,842
AGM Series 2022 4.00%, 10/01/2052	3,000	2,869,452
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031	1,145	1,219,646
5.00%, 07/01/2032	3,950	4,196,428
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2048	3,000	3,282,615

		30,193,633

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039	100	104,121
5.00%, 01/01/2056	155	157,003

		261,124

Guam – 3.4%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	1,015	813,051
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,101,134
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,692,407
Territory of Guam Series 2019 5.00%, 11/15/2031	190	196,807

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$	1,370	$1,315,573
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035		1,500	1,603,204

			6,722,176

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045		2,200	2,223,894

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036		85	87,750

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C
Zero Coupon, 07/01/2058(a)		500	66,200

New York – 0.9%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027		1,750	1,876,393

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037		560	472,332

Puerto Rico – 2.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		43	42,686
Zero Coupon, 07/01/2033		369	237,154
4.00%, 07/01/2046		103	92,844
5.625%, 07/01/2027		303	320,023
Series 2022-C 0.00%, 11/01/2043		18	10,468
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		855	887,306
5.00%, 07/01/2035(a)		250	258,049
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		235	234,982
NATL Series 2007-V 5.25%, 07/01/2032		300	296,714

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(b) (c)	$	555	$388,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038		275	260,651
4.00%, 07/01/2040		295	275,503
5.00%, 07/01/2034		110	119,483
5.00%, 07/01/2035		115	124,510
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		500	595,246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		223	183,364
Zero Coupon, 07/01/2046		1,000	324,316
Series 2019-A 4.329%, 07/01/2040		180	178,727
5.00%, 07/01/2058		955	959,773

			5,790,299

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		295	272,944

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		520	518,176
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(b) (c) (d) (e) (f)		941	0

			518,176

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044		650	663,168
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A
5.00%, 01/01/2055(a)		100	65,911

			729,079

	Principal Amount (000)		U.S. $ Value

Total Long-Term Municipal Bonds (cost $195,400,915)			$189,976,361

Short-Term Municipal Notes – 2.8%
Virginia – 2.8%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2012 3.35%, 06/01/2034(g)	$	2,650	2,650,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 3.30%, 07/01/2052(g)		1,650	1,650,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 3.30%, 07/01/2042(g)		1,310	1,310,000

Total Short-Term Municipal Notes (cost $5,610,000)			5,610,000

Total Municipal Obligations (cost $201,010,915)			195,586,361

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		156	152,245
5.25%, 07/01/2036		185	185,568
5.25%, 07/01/2041		173	168,466

Total Asset-Backed Securities (cost $511,203)			506,279

		Shares

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(h) (i) (j) (cost $863,088)		863,088	863,088

Total Investments – 98.3% (cost $202,385,206)(k)			196,955,728
Other assets less liabilities – 1.7%			3,360,855

Net Assets – 100.0%			$200,316,583

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$142,691	$—	$142,691
USD	725	01/15/2025	2.585%	CPI#	Maturity	70,747	—	70,747
USD	725	01/15/2025	2.613%	CPI#	Maturity	69,923	—	69,923
USD	470	01/15/2025	4.028%	CPI#	Maturity	17,267	—	17,267
USD	1,700	01/15/2026	CPI#	3.720%	Maturity	(60,259)	—	(60,259)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(82,503)	(1,770)	(80,733)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(102,756)	—	(102,756)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(80,502)	—	(80,502)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	907,672	—	907,672
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	811,647	—	811,647
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(95,355)	—	(95,355)
USD	2,650	01/15/2029	CPI#	3.735%	Maturity	17,538	—	17,538
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(47,635)	—	(47,635)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	234,563	—	234,563
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	232,676	—	232,676
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	89,584	—	89,584
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	93,870	—	93,870
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	49,595	—	49,595
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(33,953)	—	(33,953)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(48,042)	—	(48,042)

						$2,186,768	$(1,770)	$2,188,538

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,600	07/31/2029	1 Day SOFR	3.975%	Annual	$—	$—	$—
USD	3,700	07/31/2029	1 Day SOFR	3.986%	Annual	(659)	—	(659)
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(285,330)	—	(285,330)
USD	6,400	07/31/2030	1 Day SOFR	4.016%	Annual	(18,580)	—	(18,580)
USD	3,300	07/31/2030	1 Day SOFR	3.806%	Annual	(54,476)	—	(54,476)
USD	3,300	07/31/2030	1 Day SOFR	4.504%	Annual	93,510	—	93,510
USD	2,300	11/01/2030	1 Day SOFR	4.105%	Annual	14,964	—	14,964

						$(250,571)	$—	$(250,571)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA	*	Quarterly	$292,187	$—	$292,187

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $7,725,716 or 3.9% of net assets.

(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5,00%, 11/15/2036	05/22/2015	$950,418	$0	0.00%

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,650,526 and gross unrealized depreciation of investments was $(8,851,620), resulting in net unrealized depreciation of $(3,201,094).

As of February 29, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Virginia Portfolio

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$189,976,361	$0	(a)	$189,976,361
Short-Term Municipal Notes	—	5,610,000	—		5,610,000
Asset-Backed Securities	—	506,279	—		506,279
Short-Term Investments	863,088	—	—		863,088

Total Investments in Securities	863,088	196,092,640	0	(a)	196,955,728
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,737,773	—		2,737,773
Centrally Cleared Interest Rate Swaps	—	108,474	—		108,474
Interest Rate Swaps	—	292,187	—		292,187
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(551,005)	—		(551,005)
Centrally Cleared Interest Rate Swaps	—	(359,045)	—		(359,045)

Total	$863,088	$198,321,024	$0	(a)	$199,184,112

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 29, 2024 is as follows:

Fund	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,178	$31,574	$35,889	$863	$143